UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China '97 Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Financials - 31.8%
Commercial Banks - 14.5%
Bank of China Ltd.	4,416,000	$1,637,328
China Construction Bank Corp.-Class H	5,995,000	3,460,988
China Merchants Bank Co. Ltd.-Class H	445,000	795,092
Industrial & Commercial Bank of China Ltd.-Class H	8,294,000	4,718,346
Standard Chartered PLC	82,450	1,241,155

		11,852,909

Diversified Financial Services - 2.9%
Hong Kong Exchanges and Clearing Ltd.	104,300	1,201,367
Yuanta Financial Holding Co. Ltd.	2,067,000	1,208,851

		2,410,218

Insurance - 6.9%
Cathay Financial Holding Co. Ltd.	735,000	822,522
China Life Insurance Co. Ltd.-Class H	1,025,000	3,599,711
Ping An Insurance Group Co. of China Ltd.-Class H	203,500	1,257,120

		5,679,353

Real Estate Management & Development - 7.5%
Cheung Kong Holdings Ltd.	161,000	1,660,811
China Overseas Land & Investment Ltd.	737,920	1,285,248
Sino Land Co.	146,000	185,958
Sino-Ocean Land Holdings Ltd.	1,346,500	989,489
Sun Hung Kai Properties Ltd.	198,000	2,046,875

		6,168,381

		26,110,861

Information Technology - 23.8%
Communications Equipment - 1.3%
ZTE Corp.-Class H	319,940	1,078,641

Computers & Peripherals - 6.2%
Acer, Inc.	446,000	852,425
Compal Electronics, Inc.	1,128,000	956,587
High Tech Computer Corp.	107,990	1,462,363
Quanta Computer, Inc.	692,000	1,030,293
Wistron Corp.	643,000	813,273

		5,114,941

Electronic Equipment, Instruments & Components - 4.2%
AU Optronics Corp.	870,275	925,872
HON HAI Precision Industry Co. Ltd.	864,397	2,495,546

		3,421,418

Internet Software & Services - 3.2%
Tencent Holdings Ltd.	298,200	2,635,675

Semiconductors & Semiconductor Equipment - 7.2%
MediaTek, Inc.	112,000	1,164,808
Taiwan Semiconductor Manufacturing Co. Ltd.	2,784,791	4,712,543

		5,877,351

Software - 1.7%
Shanda Interactive Entertainment Ltd. (Sponsored ADR) (a)	29,300	1,401,419

		19,529,445

Energy - 9.3%
Energy Equipment & Services - 0.8%
China Oilfield Services Ltd.-Class H	828,000	676,776

Oil, Gas & Consumable Fuels - 8.5%
China Coal Energy Co.-Class H	518,000	442,089
China Petroleum & Chemical Corp.-Class H	2,566,000	1,994,415
China Shenhua Energy Co., Ltd-Class H (a)	289,000	799,033
CNOOC Ltd.	3,304,000	3,688,306

		6,923,843

		7,600,619

Consumer Discretionary - 5.9%
Automobiles - 2.2%
Denway Motors Ltd.	2,428,000	1,015,273
Dongfeng Motor Group Co. Ltd.-Class H	1,016,000	756,057

		1,771,330

Distributors - 1.5%
Li & Fung Ltd.	436,000	1,224,904

Hotels, Restaurants & Leisure - 1.0%
Cafe de Coral Holdings Ltd.	448,000	831,743

Textiles, Apparel & Luxury Goods - 1.2%
China Dongxiang Group Co.	2,029,000	985,381

		4,813,358

Telecommunication Services - 5.9%
Diversified Telecommunication Services - 1.5%
China Communications Services Corp. Ltd.-Class H	358,000	210,165
Chunghwa Telecom Co. Ltd.	507,984	967,611

		1,177,776

Wireless Telecommunication Services - 4.4%
China Mobile Ltd.	420,500	3,631,116

		4,808,892

Industrials - 5.8%
Electrical Equipment - 0.6%
Harbin Power Equipment Co. Ltd.-Class H	664,000	496,720

Industrial Conglomerates - 3.7%
Beijing Enterprises Holdings Ltd.	280,000	1,230,879
Hutchison Whampoa Ltd.	305,000	1,796,439

		3,027,318

Marine - 1.5%
China COSCO Holdings Co. Ltd.-Class H	512,000	414,651
China Shipping Container Lines Co. Ltd.-Class H	1,812,000	433,615
China Shipping Development Co. Ltd.-Class H	352,000	400,905

		1,249,171

		4,773,209

Materials - 4.1%
Chemicals - 0.4%
China BlueChemical Ltd.	700,000	371,323

Construction Materials - 0.8%
Anhui Conch Cement Co. Ltd.-Class H (a)	98,000	649,586

Metals & Mining - 2.9%
Angang Steel Co. Ltd.-Class H	652,000	774,437
China Steel Corp.	862,230	667,103
China Zhongwang Holdings Ltd. (a)	1,003,200	906,110

		2,347,650

		3,368,559

Health Care - 4.1%
Health Care Equipment & Supplies - 4.1%
Shandong Weigao Group Medical Polymer Co. Ltd.-Class H	1,772,000	3,334,677

Utilities - 3.5%
Electric Utilities - 0.9%
HongKong Electric Holdings	128,000	755,648

Gas Utilities - 0.7%
Xinao Gas Holdings Ltd.	404,000	552,251

Independent Power Producers & Energy Traders - 1.7%
China Resources Power Holdings Co.	600,000	1,344,518

Water Utilities - 0.2%
Guangdong Investment Ltd.	436,000	179,603

		2,832,020

Consumer Staples - 1.6%
Food Products - 1.6%
China Yurun Food Group Ltd.	1,143,000	1,353,716

Total Common Stocks (cost $67,602,514)		78,525,356

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.0%
Time Deposit - 3.0%
Wells Fargo & Co. - FDIC INS Zero Coupon, 5/01/09 (cost $2,500,000)	$2,500	2,500,000

Total Investments - 98.8% (cost $70,102,514) (b)		81,025,356
Other assets less liabilities - 1.2%		953,223

Net Assets - 100.0%		$81,978,579

(a)	Non-income producing security.
(b)	As of April 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,447,380 and gross unrealized depreciation of investments was $(1,524,538), resulting in net unrealized appreciation of $10,922,842.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$4,807,529		$	– 0	–
Level 2	76,217,827	†		– 0	–
Level 3	– 0	–		– 0	–

Total	$81,025,356		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures forwards contract and swaps contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities, which may materially affect the value of trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2009